Form N-1A Supplement	Jun. 26, 2025
Morgan Stanley Long Duration Government Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 26, 2025 TO THE PROSPECTUS OF
Morgan Stanley Long Duration Government Opportunities Fund (the "Fund"),
dated April 30, 2025, as supplemented

Effective immediately, the below changes are made to the Fund's Prospectus.